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                            ACTIVE ASSETS MONEY TRUST
                           1221 Avenue of the Americas
                               New York, NY 10020



                                                              September 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Active Assets Money Trust
         File Number 2-71560

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2002.

                                                       Very truly yours,
                                                    /s/ LOU ANNE D. MCINNIS
                                                       Lou Anne D. McInnis
                                                       Assistant Secretary



cc:  Larry Greene
     Barry Fink









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                          ACTIVE ASSETS TAX-FREE TRUST
                           1221 Avenue of the Americas
                               New York, NY 10020



                                                              September 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Active Assets Tax-Free Trust
         File Number 2-71559

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2002.

                                                   Very truly yours,
                                                /s/ LOU ANNE D. MCINNIS
                                                   Lou Anne D. McInnis
                                                   Assistant Secretary



cc:  Larry Greene
     Barry Fink









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                     ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                           1221 Avenue of the Americas
                               New York, NY 10020



                                                              September 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Active Assets California Tax-Free Trust
         File Number 33-41685

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2002.

                                                   Very truly yours,
                                                /s/ LOU ANNE D. MCINNIS
                                                   Lou Anne D. McInnis
                                                   Assistant Secretary



cc:  Larry Greene
     Barry Fink









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                    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                           1221 Avenue of the Americas
                               New York, NY 10020



                                                              September 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Active Assets Government Securities Trust
         File Number 2-71558


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2002.

                                                Very truly yours,
                                             /s/ LOU ANNE D. MCINNIS
                                                Lou Anne D. McInnis
                                                Assistant Secretary



cc:  Larry Greene
     Barry Fink